PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

6.      PROPERTY, PLANT AND EQUIPMENT

The Company’s property, plant and equipment (“PP&E”) mainly consisted of leasehold improvements, and machinery and equipment, all of which are substantially owned by CASI Wuxi.

In the third quarter of 2022, CASI Wuxi obtained the Drug Distribution License, and in the fourth quarter of 2023, CASI Wuxi obtained the Drug Manufacturing Permit for its manufacturing line in the leased building in Wuxi, which means that certain related assets are ready for their respective usage. The Company started to depreciate those assets based on their estimated useful lives.

Property, plant and equipment consist of the following:

(In thousands)	December 31,
	2025	2024
Leasehold improvements	7,286	6,995
Machinery and equipment	6,204	5,939
Office equipment and furniture	563	641
Property, plant and equipment, gross	14,053	13,575
Accumulated depreciation	(7,085)	(5,707)
Property, plant and equipment, net	$6,968	$7,868

Depreciation expense were $1.2 million, $1.3 million and $2.5 million in 2025, 2024 and 2023, respectively. The Company recognized no impairment during the years ended December 31, 2025, 2024 and 2023.